GOTTEX MULTI-ASSET FUNDS

Gottex Multi-Asset Endowment Fund – I

Gottex Multi-Asset Endowment Fund – II

Supplement to the Prospectus dated July 19, 2013

July 11, 2014

This Supplement (the “Supplement”) updates certain information in the currently effective Prospectus for the Gottex Multi-Asset Endowment Fund – I and Gottex Multi-Asset Endowment Fund – II (each, a “Fund,” and together, the “Funds”). You may obtain additional copies of each Fund’s Prospectus and Statement of Additional Information, as supplemented, at no cost by calling (888) 946-8839, or by visiting https://www.gottex.com/products/fund/gottex-multi-asset-endowment-fund/fund-documents.

On July 11, 2014, the Board of Trustees (the “Board”) of each Fund approved the liquidation of each Fund and adopted a Plan of Liquidation and Dissolution, pursuant to which each Fund will be liquidated and dissolved. The Board’s decision was made after careful consideration of each Fund’s asset size and current expenses, among other factors.

In connection with the pending liquidation, each Fund has determined to: (i) cease offering and accepting orders for the purchase of Fund shares; (ii) terminate and withdraw the offer to repurchase Fund shares that are tendered during the offer period expiring on July 25, 2014 (the “Current Tender Offer”); and (iii) cease to make any further offers to repurchase Fund shares. In order to facilitate the liquidation of the Funds, the Board determined that it would not be in the best interests of the Funds to repurchase shares pursuant to the Current Tender Offer.

Shares that were properly tendered during the offer period that expired on June 26, 2014 will be valued, and the initial payment for such shares will be made, in accordance with the terms of the corresponding tender offer. As soon as practicable after the initial payment for shares repurchased pursuant to the tender offer that expired on June 26, 2014, each Fund will liquidate its remaining assets. As soon as practicable thereafter, each Fund will distribute cash pro rata to all remaining shareholders in one or more liquidating distributions. The final liquidating distribution is expected to occur on or around December 31, 2014. These distributions are taxable events.

Upon SEC approval, each Fund will deregister under the Investment Company Act of 1940, as amended, and will terminate and dissolve upon the liquidation and winding up of its affairs.

In addition, Dr. William J. Landes has resigned from his positions as a Trustee and President and Principal Executive Officer of the Funds. Kevin Maloney has been appointed as a Trustee of the Funds by a majority of the remaining Trustees of the Funds, and William H. Woolverton has been elected as President and Principal Executive Officer of the Funds.

Please retain this Supplement for future reference.

GOTTEX MULTI-ASSET FUNDS

Gottex Multi-Asset Endowment Fund – I

Gottex Multi-Asset Endowment Fund – II

Supplement to the Statement of Additional Information (“SAI”) dated July 19, 2013

July 11, 2014

This Supplement (the “Supplement”) updates certain information in the currently effective SAI for the Gottex Multi-Asset Endowment Fund – I and Gottex Multi-Asset Endowment Fund – II (each, a “Fund,” and together, the “Funds”). You may obtain additional copies of each Fund’s Prospectus and SAI, as supplemented, at no cost by calling (888) 946-8839, or by visiting https://www.gottex.com/products/fund/gottex-multi-asset-endowment-fund/fund-documents.

On July 11, 2014, the Board of Trustees (the “Board”) of each Fund approved the liquidation of each Fund and adopted a Plan of Liquidation and Dissolution, pursuant to which each Fund will be liquidated and dissolved. The Board’s decision was made after careful consideration of each Fund’s asset size and current expenses, among other factors.

In connection with the pending liquidation, each Fund has determined to: (i) cease offering and accepting orders for the purchase of Fund shares; (ii) terminate and withdraw the offer to repurchase Fund shares that are tendered during the offer period expiring on July 25, 2014 (the “Current Tender Offer”); and (iii) cease to make any further offers to repurchase Fund shares. In order to facilitate the liquidation of the Funds, the Board determined that it would not be in the best interests of the Funds to repurchase shares pursuant to the Current Tender Offer.

Shares that were properly tendered during the offer period that expired on June 26, 2014 will be valued, and the initial payment for such shares will be made, in accordance with the terms of the corresponding tender offer. As soon as practicable after the initial payment for shares repurchased pursuant to the tender offer that expired on June 26, 2014, each Fund will liquidate its remaining assets. As soon as practicable thereafter, each Fund will distribute cash pro rata to all remaining shareholders in one or more liquidating distributions. The final liquidating distribution is expected to occur on or around December 31, 2014. These distributions are taxable events.

Upon SEC approval, each Fund will deregister under the Investment Company Act of 1940, as amended, and will terminate and dissolve upon the liquidation and winding up of its affairs.

In addition, Dr. William J. Landes has resigned from his positions as a Trustee and President and Principal Executive Officer of the Funds. Kevin Maloney has been appointed as a Trustee of the Funds by a majority of the remaining Trustees of the Funds, and William H. Woolverton has been elected as President and Principal Executive Officer of the Funds.

The SAI is amended as follows:

1. The third paragraph under the heading “MANAGEMENT OF THE FUNDS” on page A-9 of the SAI is replaced with the following:

Mr. Maloney, a Senior Managing Director of the Adviser, serves as chairman of the Board (the “Chairman”). Although he is an “interested person” of the Fund, as defined by the 1940 Act, the Board believes that by having Mr. Maloney serve as Chairman, it can more effectively conduct the regular business of the Fund and that through its regularly-scheduled executive sessions, the trustees who are not “interested persons” of the Fund, the Adviser or its affiliates (the “Independent Trustees”) have an adequate opportunity to serve as an independent, effective check on management and to protect shareholders’ interests. Furthermore, as summarized below, the Board has two committees performing critical functions for the Fund’s governance and operations: the Audit Committee and the Nominating Committee, both of which are comprised exclusively of Independent Trustees. Although the Fund does not have a “lead” Independent Trustee, the Board believes that adequate independent leadership is present given the relatively small size of the Board (3/4 of which is represented by Independent Trustees) and that each of the Fund’s critical committees of the Board (Audit and Nominating) is chaired by an Independent Trustee.

2. The disclosure under the heading “MANAGEMENT OF THE FUNDS—Interested Trustees of Each Fund” on page A-11 of the SAI is replaced with the following:

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Kevin Maloney, 56	Trustee	July 2014 – Present	Senior Managing Director, Gottex Fund Management, Ltd. (2003 – Present).	7	None

* “Interested person” of the Funds, as defined by the 1940 Act. Mr. Maloney is an interested person because of his affiliation with the Adviser and its affiliates.

3. The last sentence of the third paragraph under the heading “MANAGEMENT OF THE FUNDS—Board Committees” on page A-13 of the SAI is replaced with the following:

The Independent Trustees also considered that Mr. Maloney is not an Independent Trustee, but recognized that he is a senior management representative of the Adviser, and, as such, helps foster the Board’s direct access to information regarding the Adviser, which is the Fund’s most significant service provider.

4. The reference to Dr. William J. Landes in the table under the heading “MANAGEMENT OF THE FUNDS— Equity Securities Owned by Trustees” on page A-14 of the SAI, is replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds Overseen by Trustee in Family of Investment Companies
Interested Trustee
Kevin Maloney*	Over $100,000	Over $100,000

* Information provided as of May 31, 2014.

5. The disclosure under the heading “MANAGEMENT OF THE FUND—Fund Officers” on page A-14 of the SAI is replaced with the following:

In accordance with the Fund’s agreement and declaration of trust (the “Declaration of Trust”), the Board has selected the following persons to serve as officers of each Fund:

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen

William H. Woolverton, 63	President, Principal Executive Officer; Chief Legal Officer, Secretary	July 2014 – Present; November 2010 – Present	Senior Managing Director, General Counsel, Gottex Fund Management, Ltd.. (2007 - present).	N/A

Wade C. Boylan, 44	Chief Financial Officer; Treasurer	November 2010 – Present	Business Head, Compliance Services, Foreside Fund Services LLC (2013-present); CCO, Gottex Fund Management, Ltd. (February 2007 – June 2014).	N/A

Matthew Roberts, 34	Chief Compliance Officer	May 2014 – Present	CCO, Gottex Fund Management, Ltd. (Jan 2014 – Present); CCO, Liberty Square Asset Management, LP (March 2011 – December 2014); Associate, Fireman & Associates, LLP (November 2009 – March 2011).	N/A

The address of each Officer is c/o Gottex Fund Management Ltd., 28 State Street, 40th Floor, Boston, MA 02109.

6. The disclosure immediately under the heading “PORTFOLIO MANAGER” on page A-15 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

The following table provides information regarding accounts managed by the portfolio managers as of May 31, 2014:

	Other Registered Investment Companies		Other Pooled Investment Vehicles				Other Accounts Managed
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number	Total Assets	Number with Performance- Based Fees	Total Assets with Performance- Based Fees

Kevin Maloney	0	$0	0	$0	0	$0	0	$0	0	$0

Michael Azlen	0	$0	11	$525 million	0	$0	0	$0	0	$0

Please retain this Supplement for future reference.